GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 31.6%
FHLMC
$4,204	7.500%	12/01/29	$ 4,681
1,181	5.000	10/01/33	1,263
1,749	5.000	07/01/35	1,882
2,602	5.000	12/01/35	2,777
515	5.000	03/01/38	556
947	5.000	06/01/41	1,029
694,308	3.000	09/01/49	687,076
959,884	2.500	09/01/51	918,822
FNMA
764	5.500	09/01/23	776
1,115	5.500	09/01/23	1,131
630	5.500	10/01/23	639
514	4.500	07/01/24	524
2,645	9.000	11/01/25	2,767
14,422	7.000	08/01/26	15,311
4,929	8.000	10/01/29	5,423
936	8.500	04/01/30	1,051
1,760	8.000	05/01/30	1,858
3,640	8.000	08/01/32	4,080
4,995	4.500	08/01/39	5,261
8,436	3.000	01/01/43	8,470
17,397	3.000	01/01/43	17,466
24,462	3.000	03/01/43	24,574
75,006	3.000	03/01/43	75,350
10,005	3.000	03/01/43	10,051
9,629	3.000	04/01/43	9,673
21,423	3.000	04/01/43	21,521
18,109	3.000	04/01/43	18,192
92,825	3.000	04/01/43	93,250
12,501	3.000	04/01/43	12,558
51,502	3.000	05/01/43	51,738
46,040	3.000	05/01/43	46,251
11,899	3.000	05/01/43	11,953
295,230	4.500	04/01/45	315,753
36,142	4.500	05/01/45	38,734
164,143	4.000	02/01/48	169,637

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA (continued)
$201,758	4.000%	03/01/48	$ 208,510
12,928	4.000	07/01/48	13,408
3,822	4.000	07/01/48	3,949
379,103	4.500	07/01/48	395,061
215,160	4.000	08/01/48	222,344
192,156	5.000	11/01/48	205,900
2,000,000	3.500	TBA-30yr(a)	2,002,720
4,000,000	2.000	TBA-30yr(a)	3,709,948
3,000,000	2.500	TBA-30yr(a)	2,861,391
1,000,000	4.500	TBA-30yr(a)	1,037,344
1,000,000	3.500	TBA-30yr(a)	1,002,070
FNMA Series 2012-111, Class B
6,470	7.000	10/25/42	7,040
FNMA Series 2012-153, Class B
17,378	7.000	07/25/42	19,563
GNMA
483	7.000	10/15/25	485
2,268	7.000	11/15/25	2,322
286	7.000	02/15/26	287
768	7.000	04/15/26	780
830	7.000	04/15/26	863
819	7.000	03/15/27	834
368	7.000	11/15/27	373
1,826	7.000	11/15/27	1,947
319	7.000	11/15/27	320
5,207	7.000	11/15/27	5,232
4,588	7.000	02/15/28	4,791
654	7.000	04/15/28	664
86	7.000	05/15/28	90
1,838	7.000	06/15/28	1,938
738	7.000	07/15/28	784
2,017	7.000	07/15/28	2,124
7,586	7.000	09/15/28	7,985
55,609	6.000	08/20/34	61,278
44,692	5.000	06/15/40	48,121
204,717	4.000	08/20/43	212,698
77,232	4.000	10/20/45	80,074
234,501	3.500	04/20/47	238,081
291,470	3.500	12/20/47	295,454

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Securities – (continued)
GNMA (continued)
$44,984	5.000%		08/20/48	$ 46,905
136,732	4.500		09/20/48	142,233
153,248	5.000		10/20/48	159,742
429,233	5.000		11/20/48	447,220
54,274	5.000		12/20/48	56,549
324,033	4.500		01/20/49	336,639
44,893	4.500		03/20/49	46,639
850,782	3.000		08/20/49	845,731
291,360	4.500		10/20/49	301,984
285,108	4.500		03/20/50	296,043
826,747	3.500		02/20/51	832,545
4,000,000	2.000		TBA-30yr(a)	3,807,216
1,000,000	2.500		TBA-30yr(a)	969,103
4,000,000	3.000		TBA-30yr(a)	3,953,763
3,000,000	3.500		TBA-30yr(a)	3,016,470
977,656	3.000		11/20/51	967,449

TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,241,514)				$ 31,465,082

Corporate Bonds – 26.2%
Aerospace/Defense – 0.6%
Boeing Co. (The)
$50,000	3.450	%(b)	11/01/28	$ 48,352
25,000	5.150	(b)	05/01/30	26,626
25,000	3.250	(b)	02/01/35	22,362
100,000	5.805	(b)	05/01/50	115,399
Northrop Grumman Corp.
50,000	2.930	(b)	01/15/25	49,940
75,000	3.250	(b)	01/15/28	75,023
25,000	4.750		06/01/43	28,174
50,000	5.250	(b)	05/01/50	62,502
Raytheon Technologies Corp.
50,000	3.950	(b)	08/16/25	51,599
50,000	4.125	(b)	11/16/28	52,273
25,000	4.050	(b)	05/04/47	25,771

				558,021

Agriculture – 0.1%
Archer-Daniels-Midland Co.
25,000	3.250	(b)	03/27/30	25,201

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Agriculture – (continued)
Archer-Daniels-Midland Co. – (continued)
$100,000	2.900	%(b)	03/01/32	$ 97,857

				123,058

Apparel – 0.0%
NIKE, Inc.
50,000	3.375	(b)	03/27/50	49,658

Auto Manufacturers – 0.4%
General Motors Co.
50,000	5.400		10/02/23	51,809
25,000	4.000		04/01/25	25,269
General Motors Financial Co., Inc.
125,000	4.300	(b)	07/13/25	126,824
125,000	1.500	(b)	06/10/26	114,157
125,000	2.350	(b)	01/08/31	108,010

				426,069

Banks – 5.6%
Bank of America Corp.
(SOFR + 1.05%)
400,000	2.551	(b)(c)	02/04/28	382,577
(3 Mo. LIBOR + 1.04%)
85,000	3.419	(b)(c)	12/20/28	84,240
(SOFR + 2.15%)
175,000	2.592	(b)(c)	04/29/31	161,658
(SOFR + 1.22%)
110,000	2.299	(b)(c)	07/21/32	97,895
(SOFR + 1.33%)
175,000	2.972	(b)(c)	02/04/33	164,140
(US Treasury Yield Curve Rate T-Note Constant Maturity + 1.20%)
100,000	2.482	(b)(c)	09/21/36	86,115
Bank of America Corp.(c), GMTN
(3 Mo. LIBOR + 1.37%)
25,000	3.593	(b)	07/21/28	25,061
Bank of America Corp., Series L
25,000	4.183	(b)	11/25/27	25,510
Bank of America Corp., MTN
75,000	4.125		01/22/24	76,982
65,000	4.200		08/26/24	66,611
45,000	3.248	(b)	10/21/27	44,876
(3 Mo. LIBOR + 1.58%)
75,000	3.824	(b)(c)	01/20/28	75,889

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3 Mo. LIBOR + 1.31%)
$50,000	4.271	%(b)(c)	07/23/29	$ 51,637
(3 Mo. LIBOR + 1.19%)
50,000	2.884	(b)(c)	10/22/30	47,380
(SOFR + 1.53%)
50,000	1.898	(b)(c)	07/23/31	43,666
Citigroup, Inc.
220,000	3.400		05/01/26	221,877
150,000	4.450		09/29/27	154,641
25,000	4.125		07/25/28	25,394
(SOFR + 1.42%)
75,000	2.976	(b)(c)	11/05/30	71,331
(SOFR + 1.35%)
200,000	3.057	(b)(c)	01/25/33	187,199
Fifth Third Bancorp
30,000	2.375	(b)	01/28/25	29,349
Huntington Bancshares, Inc.
50,000	4.000	(b)	05/15/25	50,996
JPMorgan Chase & Co.
(3 Mo. LIBOR + 0.73%)
25,000	3.559	(b)(c)	04/23/24	25,254
(3 Mo. LIBOR + 0.89%)
25,000	3.797	(b)(c)	07/23/24	25,289
(3 Mo. LIBOR + 1.00%)
50,000	4.023	(b)(c)	12/05/24	50,801
(SOFR + 1.16%)
125,000	2.301	(b)(c)	10/15/25	122,134
(3 Mo. LIBOR + 1.25%)
100,000	3.960	(b)(c)	01/29/27	102,185
15,000	3.625	(b)	12/01/27	15,066
(3 Mo. LIBOR + 1.34%)
972,000	3.782	(b)(c)	02/01/28	984,341
(3 Mo. LIBOR + 0.95%)
45,000	3.509	(b)(c)	01/23/29	44,935
(SOFR + 3.79%)
25,000	4.493	(b)(c)	03/24/31	26,534
(SOFR + 2.04%)
25,000	2.522	(b)(c)	04/22/31	23,150

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(SOFR + 2.52%)
$25,000	2.956	%(b)(c)	05/13/31	$ 23,439
(SOFR + 1.26%)
150,000	2.963	(b)(c)	01/25/33	141,564
JPMorgan Chase & Co.(c), Series HH
(SOFR + 3.13%)
100,000	4.600	(b)	08/01/69	96,380
Morgan Stanley
(3 Mo. LIBOR + 1.40%)
50,000	1.659	(b)(c)	10/24/23	50,258
(3 Mo. LIBOR + 0.85%)
25,000	3.737	(b)(c)	04/24/24	25,249
25,000	3.625		01/20/27	25,238
50,000	3.950		04/23/27	50,951
(SOFR + 1.00%)
200,000	2.475	(b)(c)	01/21/28	190,730
(SOFR + 1.36%)
150,000	2.484	(b)(c)	09/16/36	128,775
Morgan Stanley, Series F
25,000	3.875		04/29/24	25,508
Morgan Stanley, GMTN
225,000	3.700		10/23/24	229,013
(3 Mo. LIBOR + 1.63%)
25,000	4.431	(b)(c)	01/23/30	26,177
(SOFR + 1.14%)
400,000	2.699	(b)(c)	01/22/31	374,196
Morgan Stanley, MTN
(SOFR + 1.15%)
75,000	2.720	(b)(c)	07/22/25	74,205
(SOFR + 3.12%)
50,000	3.622	(b)(c)	04/01/31	49,855
(SOFR + 1.03%)
75,000	1.794	(b)(c)	02/13/32	64,676
US Bancorp(c)
(US Treasury Yield Curve Rate T-Note Constant Maturity + 2.54%)
100,000	3.700	(b)	10/31/39	90,668
Wells Fargo & Co.
175,000	3.000		10/23/26	172,631

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Wells Fargo & Co., Series GMTN
$50,000	4.300%		07/22/27	$ 51,953
Wells Fargo & Co., MTN
25,000	3.750	(b)	01/24/24	25,464
(SOFR + 4.50%)
25,000	5.013	(b)(c)	04/04/51	29,612

				5,541,255

Beverages – 0.2%
Constellation Brands, Inc.
50,000	4.400	(b)	11/15/25	51,731
25,000	3.700	(b)	12/06/26	25,295
50,000	3.600	(b)	02/15/28	49,854
25,000	3.150	(b)	08/01/29	24,137
Keurig Dr Pepper, Inc.
26,000	4.057	(b)	05/25/23	26,447
25,000	5.085	(b)	05/25/48	28,314
25,000	3.800	(b)	05/01/50	23,698

				229,476

Biotechnology – 0.1%
Amgen, Inc.
70,000	3.125	(b)	05/01/25	70,487
Royalty Pharma PLC
75,000	1.200	(b)	09/02/25	69,393

				139,880

Building Materials – 0.4%
Carrier Global Corp.
150,000	2.493	(b)	02/15/27	143,200
75,000	2.722	(b)	02/15/30	70,496
Martin Marietta Materials, Inc.
175,000	3.200	(b)	07/15/51	149,282
Masco Corp.
50,000	1.500	(b)	02/15/28	44,129

				407,107

Chemicals – 0.4%
DuPont de Nemours, Inc.
25,000	4.205	(b)	11/15/23	25,581
50,000	4.493	(b)	11/15/25	52,024
Ecolab, Inc.
4,000	2.750	(b)	08/18/55	3,344
Huntsman International LLC
25,000	4.500	(b)	05/01/29	25,796

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Chemicals – (continued)
Huntsman International LLC – (continued)
$25,000	2.950	%(b)	06/15/31	$ 23,062
International Flavors & Fragrances, Inc.
75,000	1.832	(b)(d)	10/15/27	68,211
150,000	2.300	(b)(d)	11/01/30	133,922
50,000	3.268	(b)(d)	11/15/40	44,468
Sherwin-Williams Co. (The)
25,000	3.450	(b)	06/01/27	25,090
50,000	2.950	(b)	08/15/29	48,214

				449,712

Commercial Services – 0.6%
CoStar Group, Inc.(d)
100,000	2.800	(b)	07/15/30	91,454
Emory University, Series 2020
140,000	2.143	(b)	09/01/30	131,211
Global Payments, Inc.
50,000	2.650	(b)	02/15/25	49,067
PayPal Holdings, Inc.
150,000	1.650	(b)	06/01/25	144,337
125,000	2.650	(b)	10/01/26	123,028
S&p Global, Inc.(d)
75,000	4.250	(b)	05/01/29	78,920

				618,017

Computers – 0.8%
Amdocs Ltd.
50,000	2.538	(b)	06/15/30	45,491
Apple, Inc.
325,000	2.450	(b)	08/04/26	321,295
Dell International LLC / EMC Corp.
18,000	5.450	(b)	06/15/23	18,543
75,000	5.850	(b)	07/15/25	80,207
100,000	6.020	(b)	06/15/26	108,502
25,000	5.300	(b)	10/01/29	27,232
Hewlett Packard Enterprise Co.
150,000	4.450	(b)	10/02/23	153,600
45,000	4.900	(b)	10/15/25	47,112
25,000	6.350	(b)	10/15/45	29,297

				831,279

Diversified Financial Services – 0.7%
Air Lease Corp.
75,000	2.300	(b)	02/01/25	72,117

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Diversified Financial Services – (continued)
Air Lease Corp. – (continued)
$75,000	3.375	%(b)	07/01/25	$ 74,005
75,000	2.875	(b)	01/15/26	72,398
Air Lease Corp., GMTN
75,000	3.750	(b)	06/01/26	74,490
Ally Financial, Inc.
25,000	1.450	(b)	10/02/23	24,413
American Express Co.
20,000	2.500	(b)	07/30/24	19,916
25,000	3.625	(b)	12/05/24	25,476
Aviation Capital Group LLC(d)
50,000	1.950	(b)	01/30/26	46,005
Capital One Financial Corp.
25,000	3.500		06/15/23	25,274
45,000	3.300	(b)	10/30/24	45,276
Discover Financial Services
75,000	3.750	(b)	03/04/25	75,795
Intercontinental Exchange, Inc.
50,000	3.000	(b)	06/15/50	43,796
Mastercard, Inc.
25,000	3.300	(b)	03/26/27	25,508
Nuveen LLC(d)
25,000	4.000	(b)	11/01/28	25,999
Raymond James Financial, Inc.
25,000	4.650	(b)	04/01/30	26,481

				676,949

Electric – 1.4%
Alliant Energy Finance LLC(d)
25,000	3.750	(b)	06/15/23	25,274
American Electric Power Co., Inc.
50,000	2.300	(b)	03/01/30	45,441
Arizona Public Service Co.
45,000	2.950	(b)	09/15/27	43,978
Avangrid, Inc.
25,000	3.200	(b)	04/15/25	24,944
Berkshire Hathaway Energy Co.
25,000	3.250	(b)	04/15/28	24,984
50,000	3.700	(b)	07/15/30	51,436
Dominion Energy, Inc.(e)
50,000	3.071		08/15/24	49,880
Dominion Energy, Inc., Series C
25,000	3.375	(b)	04/01/30	24,625

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Electric – (continued)
Entergy Corp.
$45,000	2.950	%(b)	09/01/26	$ 44,312
Exelon Corp.
45,000	3.497	(b)	06/01/22	45,055
50,000	4.050	(b)	04/15/30	51,618
25,000	4.700	(b)	04/15/50	27,514
FirstEnergy Corp.
100,000	2.650	(b)	03/01/30	90,612
FirstEnergy Corp., Series B
50,000	2.250	(b)	09/01/30	44,237
Florida Power & Light Co.
68,000	4.125	(b)	02/01/42	71,958
MidAmerican Energy Co.
25,000	3.650	(b)	04/15/29	25,773
NextEra Energy Capital Holdings, Inc.
70,000	1.900	(b)	06/15/28	64,496
NRG Energy, Inc.(d)
75,000	3.750	(b)	06/15/24	74,689
Ohio Power Co., Series P
25,000	2.600	(b)	04/01/30	23,623
Pacific Gas and Electric Co.
25,000	2.100	(b)	08/01/27	22,476
50,000	2.500	(b)	02/01/31	43,022
25,000	3.300	(b)	08/01/40	20,499
25,000	3.500	(b)	08/01/50	19,911
Progress Energy, Inc.
95,000	7.000		10/30/31	118,171
Southern California Edison Co., Series A
50,000	4.200	(b)	03/01/29	51,753
Southern Co. (The)
60,000	3.250	(b)	07/01/26	60,028
Virginia Electric and Power Co.
75,000	2.450	(b)	12/15/50	60,315
Vistra Operations Co. LLC(d)
125,000	3.550	(b)	07/15/24	123,886

				1,374,510

Entertainment – 0.4%
Magallanes, Inc.(d)
350,000	4.054	(b)	03/15/29	351,708

Environmental Control – 0.2%
Republic Services, Inc.
75,000	2.500	(b)	08/15/24	74,243

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Environmental Control – (continued)
Republic Services, Inc. – (continued)
$100,000	1.750	%(b)	02/15/32	$ 85,917
Waste Management, Inc.
50,000	1.150	(b)	03/15/28	44,738

				204,898

Food – 0.2%
Kraft Heinz Foods Co.
95,000	3.750	(b)	04/01/30	94,881
Mars, Inc.
25,000	2.700	(b)(d)	04/01/25	24,778
25,000	3.200	(b)(d)	04/01/30	24,853
Sysco Corp.
25,000	6.600	(b)	04/01/50	33,496
Tyson Foods, Inc.
50,000	3.900	(b)	09/28/23	50,754

				228,762

Gas – 0.2%
East Ohio Gas Co. (The)
25,000	1.300	(b)(d)	06/15/25	23,558
25,000	2.000	(b)(d)	06/15/30	22,292
NiSource, Inc.
95,000	3.490	(b)	05/15/27	94,775
25,000	3.600	(b)	05/01/30	24,808

				165,433

Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
50,000	4.250	(b)	11/15/28	52,368

Healthcare - Services – 0.2%
Centene Corp.
110,000	2.625	(b)	08/01/31	97,936
HCA, Inc.
80,000	3.500	(b)	09/01/30	77,228

				175,164

Healthcare-Products – 0.6%
Baxter International, Inc.
100,000	2.272	(b)(d)	12/01/28	92,644
100,000	2.539	(b)(d)	02/01/32	91,442
DENTSPLY SIRONA, Inc.
50,000	3.250	(b)	06/01/30	48,181
DH Europe Finance II Sarl
75,000	2.200	(b)	11/15/24	73,553
25,000	2.600	(b)	11/15/29	23,818

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Healthcare-Products – (continued)
DH Europe Finance II Sarl – (continued)
$75,000	3.250	%(b)	11/15/39	$ 71,395
STERIS Irish FinCo UnLtd Co.
75,000	2.700	(b)	03/15/31	68,882
Stryker Corp.
100,000	1.950	(b)	06/15/30	89,711
Thermo Fisher Scientific, Inc.
25,000	1.750	(b)	10/15/28	22,902

				582,528

Healthcare-Services – 0.5%
Adventist Health System
30,000	2.952	(b)	03/01/29	29,197
Banner Health
120,000	2.338	(b)	01/01/30	111,455
Baylor Scott & White Holdings, Series 2021
40,000	1.777	(b)	11/15/30	35,361
Centene Corp.
150,000	4.250	(b)	12/15/27	150,578
Rush Obligated Group, Series 2020
60,000	3.922	(b)	11/15/29	61,276
Stanford Health Care, Series 2020
40,000	3.310	(b)	08/15/30	40,031
Sutter Health, Series 20A
40,000	2.294	(b)	08/15/30	36,182

				464,080

Home Builders – 0.1%
Lennar Corp.
70,000	4.750	(b)	11/29/27	72,990

Insurance – 0.6%
American International Group, Inc.
125,000	3.900	(b)	04/01/26	128,169
25,000	4.200	(b)	04/01/28	26,012
25,000	3.400	(b)	06/30/30	24,966
Arch Capital Group US, Inc.
36,000	5.144		11/01/43	39,551
Berkshire Hathaway Finance Corp.
75,000	1.850	(b)	03/12/30	68,498
Corebridge Financial, Inc.(d)
120,000	3.900	(b)	04/05/32	119,822
Marsh & McLennan Cos., Inc.
50,000	4.375	(b)	03/15/29	52,886
Principal Financial Group, Inc.
50,000	3.100	(b)	11/15/26	49,313

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Insurance – (continued)
Principal Financial Group, Inc. – (continued)
$75,000	2.125	%(b)	06/15/30	$ 68,071
Willis North America, Inc.
25,000	2.950	(b)	09/15/29	23,510

				600,798

Internet – 0.7%
Amazon.com, Inc.
335,000	5.200	(b)	12/03/25	361,135
45,000	4.800	(b)	12/05/34	51,790
15,000	3.875	(b)	08/22/37	15,809
50,000	3.100	(b)	05/12/51	46,966
Expedia Group, Inc.
50,000	3.600	(b)	12/15/23	50,331
25,000	4.625	(b)	08/01/27	26,018
35,000	3.800	(b)	02/15/28	34,832
50,000	2.950	(b)	03/15/31	46,395
Netflix, Inc.(d)
90,000	4.875	(b)	06/15/30	95,963

				729,239

Iron/Steel – 0.1%
Steel Dynamics, Inc.
20,000	2.400	(b)	06/15/25	19,380
50,000	1.650	(b)	10/15/27	45,401

				64,781

Lodging – 0.2%
Hyatt Hotels Corp.
75,000	1.800	(b)	10/01/24	72,126
Marriott International, Inc./Md, Series HH
125,000	2.850	(b)	04/15/31	114,257

				186,383

Machinery-Diversified – 0.2%
Otis Worldwide Corp.
25,000	2.293	(b)	04/05/27	23,723
150,000	2.565	(b)	02/15/30	140,180

				163,903

Media – 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
320,000	4.908	(b)	07/23/25	331,350
Comcast Corp.
25,000	3.700	(b)	04/15/24	25,544
45,000	3.375	(b)	08/15/25	45,585

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Media – (continued)
Comcast Corp. – (continued)
$50,000	3.950	%(b)	10/15/25	$ 51,638
25,000	3.300	(b)	02/01/27	25,352
75,000	3.300	(b)	04/01/27	75,987
225,000	3.150	(b)	02/15/28	224,518
125,000	4.150	(b)	10/15/28	131,391
25,000	3.750	(b)	04/01/40	25,107
25,000	4.700	(b)	10/15/48	28,266
Fox Corp.
25,000	4.030	(b)	01/25/24	25,522
25,000	4.709	(b)	01/25/29	26,672
Walt Disney Co. (The)
25,000	3.700	(b)	09/15/24	25,530

				1,042,462

Mining – 0.1%
Newmont Corp.
75,000	2.250	(b)	10/01/30	68,465

Miscellaneous Manufacturing – 0.1%
General Electric Co., MTN
50,000	6.750		03/15/32	62,994

Oil & Gas – 0.2%
Continental Resources, Inc.
31,000	4.500	(b)	04/15/23	31,415
Devon Energy Corp.
29,000	5.850	(b)	12/15/25	31,407
Ovintiv Exploration, Inc.
50,000	5.625		07/01/24	52,557
Phillips 66
50,000	3.700		04/06/23	50,672
25,000	1.300	(b)	02/15/26	23,375

				189,426

Packaging & Containers – 0.0%
Berry Global, Inc.
50,000	1.570	(b)	01/15/26	46,313

Pharmaceuticals – 1.2%
AbbVie, Inc.
125,000	4.050	(b)	11/21/39	128,946
200,000	4.250	(b)	11/21/49	208,686
Becton Dickinson and Co.
12,000	3.363	(b)	06/06/24	12,107
40,000	3.700	(b)	06/06/27	40,598
100,000	2.823	(b)	05/20/30	95,112

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Pharmaceuticals – (continued)
Bristol-Myers Squibb Co.
$75,000	2.950	%(b)	03/15/32	$ 73,504
25,000	4.250	(b)	10/26/49	27,366
Cigna Corp.
50,000	2.400	(b)	03/15/30	46,287
150,000	3.400	(b)	03/15/50	135,420
CVS Health Corp.
25,000	2.625	(b)	08/15/24	24,922
50,000	3.875	(b)	07/20/25	51,027
25,000	5.125	(b)	07/20/45	28,291
Elanco Animal Health, Inc.
25,000	5.772	(b)	08/28/23	25,816
Pfizer, Inc.
75,000	3.450	(b)	03/15/29	77,219
Zoetis, Inc.
45,000	3.000	(b)	09/12/27	44,636
150,000	2.000	(b)	05/15/30	134,748

				1,154,685

Pipelines – 0.8%
Energy Transfer LP
15,000	4.250	(b)	04/01/24	15,236
50,000	2.900	(b)	05/15/25	49,078
25,000	5.250	(b)	04/15/29	26,791
5,000	6.000	(b)	06/15/48	5,558
Energy Transfer LP, Series 5Y
75,000	4.200	(b)	09/15/23	76,018
MPLX LP
75,000	2.650	(b)	08/15/30	68,877
35,000	4.500	(b)	04/15/38	35,668
25,000	5.500	(b)	02/15/49	27,764
Plains All American Pipeline LP / PAA Finance Corp.
35,000	3.850	(b)	10/15/23	35,312
25,000	3.800	(b)	09/15/30	24,479
Sabine Pass Liquefaction LLC
75,000	5.625	(b)	03/01/25	79,301
75,000	5.000	(b)	03/15/27	79,382
Targa Resources Corp.
55,000	4.200	(b)	02/01/33	55,499
Western Midstream Operating LP
75,000	3.600	(b)	02/01/25	74,250
25,000	5.450	(b)	04/01/44	25,375

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Pipelines – (continued)
Western Midstream Operating LP – (continued)
$20,000	5.300	%(b)	03/01/48	$ 19,800
Williams Cos., Inc. (The)
25,000	3.900	(b)	01/15/25	25,345
35,000	4.000	(b)	09/15/25	35,511

				759,244

Real Estate Investment Trusts – 2.0%
Alexandria Real Estate Equities, Inc.
25,000	3.800	(b)	04/15/26	25,443
25,000	3.375	(b)	08/15/31	24,635
American Campus Communities Operating Partnership LP
95,000	4.125	(b)	07/01/24	96,717
American Homes 4 Rent LP
50,000	4.900	(b)	02/15/29	53,285
30,000	2.375	(b)	07/15/31	26,539
American Tower Corp.
75,000	3.375	(b)	05/15/24	75,280
100,000	2.400	(b)	03/15/25	97,427
75,000	2.100	(b)	06/15/30	65,455
Crown Castle International Corp.
85,000	3.150	(b)	07/15/23	85,576
60,000	3.650	(b)	09/01/27	59,776
25,000	3.300	(b)	07/01/30	23,929
CubeSmart LP
45,000	4.000	(b)	11/15/25	45,698
125,000	2.500	(b)	02/15/32	111,944
Duke Realty LP
25,000	1.750	(b)	07/01/30	21,797
Essex Portfolio LP
50,000	3.000	(b)	01/15/30	48,117
Healthcare Realty Trust, Inc.
25,000	2.050	(b)	03/15/31	21,877
Host Hotels & Resorts LP, Series J
75,000	2.900	(b)	12/15/31	67,158
Invitation Homes Operating Partnership LP
75,000	2.300	(b)	11/15/28	68,169
195,000	2.000	(b)	08/15/31	166,779
Kilroy Realty LP
25,000	4.750	(b)	12/15/28	26,343
Mid-America Apartments LP
50,000	1.700	(b)	02/15/31	43,265
100,000	2.875	(b)	09/15/51	84,254

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Real Estate Investment Trusts – (continued)
National Retail Properties, Inc.
$35,000	3.900	%(b)	06/15/24	$ 35,551
45,000	4.000	(b)	11/15/25	46,048
Realty Income Corp.
50,000	4.625	(b)	11/01/25	52,298
25,000	3.950	(b)	08/15/27	25,710
25,000	3.400	(b)	01/15/28	24,953
50,000	2.850	(b)	12/15/32	47,237
Regency Centers LP
100,000	2.950	(b)	09/15/29	95,389
Spirit Realty LP
75,000	3.400	(b)	01/15/30	72,310
UDR, Inc.
25,000	2.100	(b)	08/01/32	21,623
100,000	1.900	(b)	03/15/33	83,641
Ventas Realty LP
45,000	3.500	(b)	02/01/25	45,066
Weyerhaeuser Co.
50,000	3.375		03/09/33	48,710
WP Carey, Inc.
20,000	4.600	(b)	04/01/24	20,528
30,000	4.000	(b)	02/01/25	30,659
25,000	3.850	(b)	07/15/29	25,288
25,000	2.400	(b)	02/01/31	22,533

				2,037,007

Retail – 0.7%
7-Eleven, Inc.(d)
100,000	1.300	(b)	02/10/28	87,534
AutoNation, Inc.
25,000	1.950	(b)	08/01/28	22,431
Dollar Tree, Inc.
50,000	4.000	(b)	05/15/25	51,216
50,000	4.200	(b)	05/15/28	51,873
Home Depot, Inc. (The)
25,000	3.900	(b)	12/06/28	26,194
25,000	4.250	(b)	04/01/46	27,195
Lowe’s Cos., Inc.
75,000	1.700	(b)	09/15/28	67,959
100,000	1.700	(b)	10/15/30	87,359
25,000	3.000	(b)	10/15/50	21,254

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Retail – (continued)
McDonald’s Corp., MTN
$25,000	4.200	%(b)	04/01/50	$ 26,163
Starbucks Corp.
75,000	3.800	(b)	08/15/25	76,910
Target Corp.
50,000	2.950	(b)	01/15/52	46,046
Tractor Supply Co.
50,000	1.750	(b)	11/01/30	42,976
Walgreens Boots Alliance, Inc.
41,000	4.100	(b)	04/15/50	39,680

				674,790

Semiconductors – 0.7%
Applied Materials, Inc.
25,000	1.750	(b)	06/01/30	22,681
Broadcom, Inc.
125,000	4.150	(b)(d)	04/15/32	124,726
100,000	3.419	(b)(d)	04/15/33	93,322
199,000	3.137	(b)(d)	11/15/35	175,446
100,000	3.500	(b)(d)	02/15/41	89,260
Intel Corp.
75,000	3.050	(b)	08/12/51	66,715
Lam Research Corp.
50,000	1.900	(b)	06/15/30	45,348
Micron Technology, Inc.
50,000	2.703	(b)	04/15/32	45,375
Skyworks Solutions, Inc.
25,000	3.000	(b)	06/01/31	22,285

				685,158

Software – 0.9%
Adobe, Inc.
50,000	2.150	(b)	02/01/27	48,567
75,000	2.300	(b)	02/01/30	70,877
Fiserv, Inc.
100,000	2.750	(b)	07/01/24	99,445
50,000	3.200	(b)	07/01/26	49,861
25,000	4.200	(b)	10/01/28	25,766
Intuit, Inc.
25,000	1.350	(b)	07/15/27	22,807
Oracle Corp.
125,000	2.875	(b)	03/25/31	114,070
25,000	3.600	(b)	04/01/40	21,671
50,000	3.850	(b)	04/01/60	40,999

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Software – (continued)
Roper Technologies, Inc.
$50,000	4.200	%(b)	09/15/28	$ 51,933
ServiceNow, Inc.
125,000	1.400	(b)	09/01/30	106,226
VMware, Inc.
25,000	1.800	(b)	08/15/28	22,280
100,000	2.200	(b)	08/15/31	87,954
Workday, Inc.
75,000	3.500	(b)	04/01/27	75,154
50,000	3.700	(b)	04/01/29	50,081
25,000	3.800	(b)	04/01/32	24,978

				912,669

Telecommunications – 2.7%
AT&T, Inc.
300,000	2.300	(b)	06/01/27	286,306
150,000	4.350	(b)	03/01/29	158,423
50,000	2.750	(b)	06/01/31	46,835
128,000	2.550	(b)	12/01/33	113,863
25,000	4.900	(b)	08/15/37	27,264
60,000	4.850	(b)	03/01/39	65,330
75,000	3.500	(b)	06/01/41	69,062
25,000	4.750	(b)	05/15/46	27,257
25,000	5.150	(b)	11/15/46	28,516
25,000	4.500	(b)	03/09/48	26,165
25,000	5.150	(b)	02/15/50	28,639
25,000	3.650	(b)	06/01/51	22,774
25,000	3.500	(b)	09/15/53	22,104
T-Mobile USA, Inc.
75,000	3.500	(b)	04/15/25	75,454
75,000	1.500	(b)	02/15/26	69,950
150,000	3.750	(b)	04/15/27	151,085
175,000	2.050	(b)	02/15/28	160,339
100,000	3.875	(b)	04/15/30	100,420
75,000	2.875	(b)	02/15/31	67,594
75,000	3.500	(b)	04/15/31	70,515
25,000	3.000	(b)	02/15/41	21,122
Verizon Communications, Inc.
275,000	2.100	(b)	03/22/28	256,711
145,000	4.329		09/21/28	153,052
200,000	3.875	(b)	02/08/29	208,114

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Telecommunications – (continued)
Verizon Communications, Inc. – (continued)
$50,000	3.150	%(b)	03/22/30	$ 49,135
125,000	2.550	(b)	03/21/31	116,140
53,000	2.355	(b)(d)	03/15/32	47,918
100,000	4.862		08/21/46	114,985
90,000	2.987	(b)	10/30/56	74,471

				2,659,543

Transportation – 0.3%
Burlington Northern Santa Fe LLC
25,000	4.050	(b)	06/15/48	26,548
FedEx Corp.
45,000	3.400	(b)	02/15/28	45,229
75,000	5.250	(b)	05/15/50	87,092
Union Pacific Corp.
125,000	2.800	(b)	02/14/32	120,173

				279,042

TOTAL CORPORATE BONDS (Cost $27,052,736)				$ 26,039,824

Foreign Bonds – 6.9%
Agriculture – 0.1%
BAT Capital Corp. (United Kingdom)
$25,000	3.222	%(b)	08/15/24	$ 24,992
100,000	2.259	(b)	03/25/28	89,902
25,000	4.540	(b)	08/15/47	22,316

				137,210

Banks – 2.5%
Banco Santander SA (Spain)
200,000	2.746		05/28/25	195,024
Barclays PLC(c) (United Kingdom)
(SOFR + 2.71%)
200,000	2.852	(b)	05/07/26	194,445
BNP Paribas SA (France)
200,000	3.375	(b)(d)	01/09/25	199,387
(SOFR + 1.00%)
200,000	1.323	(c)(d)	01/13/27	182,180
BPCE SA(c)(d) (France)
(SOFR + 1.73%)
250,000	3.116	(b)	10/19/32	225,532
Credit Suisse AG (Switzerland)
250,000	1.250		08/07/26	228,530

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Bonds – (continued)
Banks – (continued)
Credit Suisse Group AG (Switzerland)
$250,000	4.550%		04/17/26	$ 254,347
Deutsche Bank AG(c) (Germany)
(SOFR + 2.16%)
150,000	2.222	(b)	09/18/24	146,817
HSBC Holdings PLC(c) (United Kingdom)
(SOFR + 1.54%)
200,000	1.645	(b)	04/18/26	188,535
ING Groep NV(c)(d) (Netherlands)
(US 1 Year CMT T-Note + 1.10%)
200,000	1.400	(b)	07/01/26	185,524
Macquarie Bank Ltd.(c)(d) (Australia)
(US Treasury Yield Curve Rate T-Note Constant Maturity + 1.70%)
200,000	3.052	(b)	03/03/36	175,228
Macquarie Group Ltd.(c)(d) (Australia)
(SOFR + 1.07%)
50,000	1.340	(b)	01/12/27	45,481
NatWest Group PLC (United Kingdom)
200,000	3.875		09/12/23	201,984
Westpac Banking Corp.(c) (Australia)
(US Treasury Yield Curve Rate T-Note Constant Maturity + 2.00%)
25,000	4.110	(b)	07/24/34	24,673
Westpac Banking Corp.(c), GMTN (Australia)
(US 5 Year Swap + 2.24%)
25,000	4.322	(b)	11/23/31	25,137

				2,472,824

Beverages – 0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
35,000	4.700	(b)	02/01/36	38,040
210,000	4.900	(b)	02/01/46	233,327
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
175,000	4.750	(b)	01/23/29	189,751
25,000	4.950	(b)	01/15/42	27,666
100,000	4.600	(b)	04/15/48	107,626
25,000	5.550	(b)	01/23/49	30,359
25,000	4.500	(b)	06/01/50	26,837
JDE Peet’s NV(d) (Netherlands)
150,000	1.375	(b)	01/15/27	134,884

				788,490

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Bonds – (continued)
Commercial Services – 0.2%
DP World Crescent Ltd., Series E (United Arab Emirates)
$200,000	3.875%		07/18/29	$ 200,710

Diversified Financial Services – 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	2.450	(b)	10/29/26	231,108
225,000	3.000	(b)	10/29/28	207,413
150,000	3.300	(b)	01/30/32	135,584
Avolon Holdings Funding Ltd. (Ireland)
25,000	3.950	(b)(d)	07/01/24	24,882
100,000	2.875	(b)(d)	02/15/25	96,054
25,000	4.250	(b)(d)	04/15/26	24,788

				719,829

Electric – 0.2%
Enel Finance International NV(d) (Italy)
200,000	1.875	(b)	07/12/28	179,920

Engineering & Construction – 0.1%
Cellnex Finance Co. SA, Series E (Spain)
100,000	1.250	(b)	01/15/29	96,649

Insurance – 0.0%
XLIT Ltd. (Bermuda)
45,000	4.450		03/31/25	46,198

Internet – 0.2%
Tencent Holdings Ltd. (China)
200,000	3.595	(b)	01/19/28	194,970

Machinery-Construction & Mining – 0.2%
Weir Group PLC (The)(d) (United Kingdom)
200,000	2.200	(b)	05/13/26	185,750

Mining – 0.4%
Glencore Funding LLC (Australia)
75,000	4.125	(b)(d)	03/12/24	76,082
25,000	4.625	(b)(d)	04/29/24	25,616
75,000	1.625	(b)(d)	04/27/26	69,344
150,000	2.625	(b)(d)	09/23/31	134,144
Newcrest Finance Pty Ltd.(d) (Australia)
25,000	3.250	(b)	05/13/30	23,941
Teck Resources Ltd. (Canada)
25,000	3.900	(b)	07/15/30	24,959

				354,086

Oil & Gas – 0.6%
Saudi Arabian Oil Co. (Saudi Arabia)
480,000	3.500		04/16/29	482,400

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Bonds – (continued)
Oil & Gas – (continued)
Suncor Energy, Inc. (Canada)
$25,000	2.800%		05/15/23	$ 25,055
50,000	3.100	(b)	05/15/25	49,784

				557,239

Pharmaceuticals – 0.2%
Bayer US Finance II LLC(d) (Germany)
200,000	3.875	(b)	12/15/23	202,518

Pipelines – 0.3%
Enbridge, Inc. (Canada)
125,000	2.500	(b)	08/01/33	111,081
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
200,000	2.940		09/30/40	180,500

				291,581

Semiconductors – 0.2%
Nxp BV / Nxp Funding LLC / Nxp USA, Inc.(d) (China)
125,000	2.650	(b)	02/15/32	112,754
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
25,000	3.400	(b)(d)	05/01/30	24,329
125,000	2.500	(b)(d)	05/11/31	112,857

				249,940

Sovereign – 0.1%
Romanian Government International Bond(d) (Romania)
120,000	3.000		02/27/27	116,546

Transportation – 0.1%
Canadian Pacific Railway Co. (Canada)
25,000	2.050	(b)	03/05/30	22,924
50,000	2.450	(b)	12/02/31	46,371

				69,295

TOTAL FOREIGN BONDS (Cost $7,236,838)				$ 6,863,755

Asset-Backed Securities – 4.3%
Collateralized Loan Obligations – 4.0%
Cathedral Lake VI Ltd., Series 2021-6A, Class B(c)(d)
(3 Mo. LIBOR + 1.950%) (Cayman Islands)
$300,000	2.208%		04/25/34	$ 295,210
Cathedral Lake VIII Ltd., Series 2021-8A, Class C(c)(d)
(3 Mo. LIBOR + 2.620%) (Cayman Islands)
200,000	2.724		01/20/35	192,847
CBAM Ltd., Series 2018-5A, Class A(c)(d)
(3 Mo. LIBOR + 1.020%) (Cayman Islands)
525,000	1.261		04/17/31	520,467

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
CFIP CLO Ltd., Series 2021-1A, Class A(c)(d)
(3 Mo. LIBOR + 1.220%) (Cayman Islands)
$700,000	1.330%		01/20/35	$ 691,080
CFIP CLO Ltd., Series 2021-1A, Class C1(c)(d)
(3 Mo. LIBOR + 2.400%) (Cayman Islands)
300,000	2.514		01/20/35	293,238
Crown City CLO I, Series 2020-1A, Class A1AR(c)(d)
(3 Mo. LIBOR + 1.190%) (Cayman Islands)
250,000	1.444		07/20/34	246,643
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A(c)(d)
(3 Mo. LIBOR + 1.240%)
425,000	1.481		07/15/36	420,812
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A(c)(d)
(3 Mo. LIBOR + 1.450%) (Cayman Islands)
250,000	1.749		11/30/32	249,065
Jamestown CLO XV Ltd., Series 2020-15A, Class A(c)(d)
(3 Mo. LIBOR + 1.340%) (Cayman Islands)
300,000	1.581		04/15/33	298,122
Marble Point CLO XVII Ltd., Series 2020-1A, Class A(c)(d)
(3 Mo. LIBOR + 1.300%) (Cayman Islands)
500,000	1.554		04/20/33	495,675
Venture 39 CLO Ltd., Series 2020-39A, Class A1(c)(d)
(3 Mo. LIBOR + 1.280%) (Cayman Islands)
275,000	1.521		04/15/33	273,172

				3,976,331

Collateralized Debt Obligations – 0.3%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A(c)(d)
(SOFR + 1.450%) (Cayman Islands)
$250,000	1.500		01/15/37	$ 248,691

Home Equity – 0.0%
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1(c)
25,197	7.000		09/25/37	25,215

TOTAL ASSET-BACKED SECURITIES (Cost $4,296,994)				$ 4,250,237

Certificate of Deposits – 2.3%
Cooeperatieve Rabobank U.A.
$988,000	1.500	%(f)	10/17/22	$ 987,980
Credit Agricole Corporate and Investment Bank
600,000	0.800	(f)	05/16/22	600,228

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Certificate of Deposits – (continued)
Mizuho Bank Ltd.
$742,000	0.750	%(f)	05/16/22	$ 742,089

TOTAL CERTIFICATE OF DEPOSITS (Cost $2,330,000)				$ 2,330,297

U.S. Government Agency Securities – 2.0%
Federal Farm Credit Banks Funding Corp.
$600,000	2.850%		03/28/34	$ 605,887
340,000	3.080		03/30/37	341,290
Federal Home Loan Banks
100,000	3.375		12/08/23	101,785
Federal National Mortgage Associations
400,000	1.875		09/24/26	389,358
400,000	6.250		05/15/29	495,054

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,924,177)				$ 1,933,374

Foreign Government Securities – 1.6%
Sovereign – 1.6%
Abu Dhabi Government International Bond(d) (United Arab Emirates)
$220,000	3.125%		10/11/27	$ 225,500
Indonesia Government International Bond (Indonesia)
200,000	3.050		03/12/51	180,772
Israel Government AID Bond(g)
200,000	5.500		12/04/23	210,276
100,000	5.500		04/26/24	106,018
Israel Government International Bond (Israel)
200,000	3.250		01/17/28	205,850
Mexico Government International Bond (Mexico)
400,000	3.250	(b)	04/16/30	385,600
110,000	1.450	(b)	10/25/33	102,370
Peruvian Government International Bond (Peru)(b)
50,000	3.230	(b)	07/28/21	38,072
Romanian Government International Bond (Romania)(d)
10,000	2.124		07/16/31	9,431
30,000	2.625		12/02/40	25,264
10,000	4.625		04/03/49	10,827
Romanian Government International Bond, Series E (Romania)
70,000	2.875		03/11/29	75,308

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Government Securities – (continued)
Sovereign – (continued)
Uruguay Government International Bond (Uruguay)
$50,000	4.375	%(b)	01/23/31	$ 54,359

				1,629,647

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,747,569)				$ 1,629,647

Commercial Mortgage-Backed Securities – 1.1%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$150,000	2.778%		11/15/54	$ 138,369
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class D(d)
100,000	3.000		07/15/49	84,657
BANK Series 2019-BN21, Class A5
150,000	2.851		10/17/52	144,925
BANK Series 2021-BN32, Class A5
150,000	2.643		04/15/54	141,999
BX Trust Series 2021-ARIA, Class C(c) (1 Mo. LIBOR + 1.646%)(d)
150,000	2.043		10/15/36	146,660
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
100,000	3.006		01/15/53	97,163
DOLP Trust Series 2021-NYC, Class A(d)
200,000	2.956		05/10/41	187,994
EQUS Mortgage Trust Series 2021-EQAZ, Class A(c) (1 Mo. LIBOR + 0.755%)(d)
200,000	1.152		10/15/38	195,698

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,217,546)				$ 1,137,465

Municipal Bonds – 1.0%
Arizona – 0.0%
City of Tucson AZ
$25,000	1.932	%(b)	07/01/31	$ 22,833

California – 0.5%
Bay Area Toll Authority
30,000	1.633	(b)	04/01/28	27,468
California Statewide Communities Development Authority
50,000	1.877		02/01/31	44,734
Municipal Improvement Corp. of Los Angeles
35,000	1.648	(b)	11/01/28	31,803
80,000	2.074	(b)	11/01/30	71,720
Port of Oakland
25,000	2.199	(b)	05/01/31	22,255
San Francisco Municipal Transportation Agency
30,000	1.302		03/01/28	27,089

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Jose Financing Authority
$25,000	1.812	%(b)	06/01/29	$ 23,129
25,000	1.862	(b)	06/01/30	22,907
State of California
105,000	7.625	(b)	03/01/40	154,562

				425,667

Florida – 0.1%
State Board of Administration Finance Corp.
70,000	2.154	(b)	07/01/30	63,897

Illinois – 0.2%
Chicago O’Hare International Airport
85,000	2.346	(b)	01/01/30	78,817
State of Illinois GO Bonds
25,000	5.100		06/01/33	26,585
100,000	7.350	(b)	07/01/35	116,294

				221,696

Louisiana – 0.0%
City of New Orleans LA Water System Revenue
25,000	1.008	(b)	12/01/26	22,895

New York – 0.0%
City of New York NY
40,000	1.940	(b)	03/01/29	36,885
Metropolitan Transportation Authority
25,000	5.989	(b)	11/15/30	28,996
New York City Transitional Finance Authority Future Tax Secured Revenue
10,000	3.590	(b)	08/01/27	10,195

				76,076

Ohio – 0.1%
American Municipal Power, Inc.
100,000	6.270	(b)	02/15/50	126,043

Texas – 0.1%
City of Houston TX Airport System Revenue
30,000	2.235		07/01/29	27,904
40,000	2.285		07/01/30	36,561

				64,465

TOTAL MUNICIPAL BONDS (Cost $998,553)				$ 1,023,572

Collateralized Mortgage Obligations – 0.6%
Alternative Loan Trust Series 2005-38, Class A1(c) (1 Year CMT + 1.500%)
$47,536	1.641%		09/25/35	$ 44,067
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2(c) (SOFR + 1.550%)(d)
44,000	1.649		10/25/41	42,686

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(c) (SOFR + 1.650%)(d)
$42,000	1.749%	12/25/41	$ 39,796
Federal Home Loan Mortgage Corporation Series 2020-DNA5, Class M2(c) (SOFR + 2.800%)(d)
20,905	2.899	10/25/50	20,981
Federal Home Loan Mortgage Corporation Series 2021-DNA5, Class M2(c) (SOFR + 1.650%)(d)
30,000	1.749	01/25/34	29,543
Federal Home Loan Mortgage Corporation Series 2022-DNA1, Class M1A(c) (SOFR + 1.000%)(d)
100,000	1.099	01/25/42	98,634
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)(d)
99,690	2.500	10/25/51	91,937
Lehman XS Trust Series 2005-7N, Class 1A1A(c) (1 Mo. LIBOR + 0.540%)
85,751	0.997	12/25/35	82,996
London Wall Mortgage Capital PLC Series 2017-FL1, Class A(c) (SONIA + 0.969%)
13,937	0.952	11/15/49	18,314
Stratton Mortgage Funding PLC Series 2019-1, Class A(c) (SONIA + 1.200%)
70,822	1.390	05/25/51	93,156
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)(d)
8,892	3.500	07/25/49	8,890

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $563,205)			$ 571,000

U.S. Treasury Obligations – 29.6%
U.S. Treasury Bonds
$1,640,000	3.125%	11/15/41	$ 1,767,613
1,550,000	2.750	08/15/42	1,574,945
2,310,000	2.750	11/15/42	2,344,650
2,930,000	2.375	11/15/49	2,862,244
3,200,000	2.000	02/15/50	2,879,000
U.S. Treasury Notes
2,945,000	0.125	01/31/23	2,910,143
720,000	0.125	03/31/23	708,750
1,630,000	0.375	04/15/24	1,565,819
1,030,000	0.375	12/31/25	951,060
4,050,000	0.750	03/31/26	3,776,625
3,830,000	0.750	04/30/26	3,567,585
1,010,000	1.250	03/31/28	941,983
970,000	2.875	05/15/28	992,583

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes (continued)
$1,180,000	1.250%	06/30/28	$ 1,097,676
1,440,000	3.125	11/15/28	1,498,950

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,152,094)			$ 29,439,626

Shares	Dividend Rate		Value

Investment Company – 2.4%(h)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,341,322	0.253%		$ 2,341,322

(Cost $2,341,322)

Short-Term Investments(c) – 10.6%
Commercial Papers – 10.6%
AT&T, Inc.
$800,000	0.932%	08/16/22	$ 795,208
Banque et Caisse d’Epargne de l’Etat
500,000	0.915	07/01/22	498,825
BASF SE
494,000	3.439	06/09/22	490,300
BAT International Finance PLC
250,000	0.812	04/07/22	249,972
BNZ International Funding Ltd. (SOFR + 0.700%)(c)(d)
501,000	0.750	09/09/22	501,674
Entergy Corp.
502,000	1.251	06/07/22	501,142
Fidelity National Information Services, Inc.
600,000	0.791	04/12/22	599,874
LMA SA
1,000,000	1.222	07/27/22	996,270
Nieuw Amsterdam Receivables Corp.
250,000	0.609	04/14/22	249,962
Nutrien Ltd.
368,000	1.020	05/09/22	367,592
Old Line Funding LLC
503,000	1.119	07/08/22	501,546
Salisbury Receivables Co. LLC
250,000	0.883	05/10/22	249,860
Thunder Bay Funding LLC
1,000,000	0.639	05/12/22	999,230

Shares	Dividend Rate	Maturity Date	Value

Short-Term Investments(c) - 10.6% – (continued)
Commercial Papers – (continued)
TransCanada PipeLines Ltd.
748,000	1.027%	05/09/22	$ 747,200
Versailles Commercial Paper LLC
1,000,000	1.119	07/12/22	996,900
VW Credit, Inc.
750,000	1.226	06/13/22	748,148
Xcel Energy, Inc.
1,000,000	1.271	06/13/22	997,530

TOTAL SHORT-TERM INVESTMENTS (Cost $10,492,500)			$ 10,491,233

TOTAL INVESTMENTS – 120.2% (Cost $123,595,048)			$119,516,434

LIABILITIES IN EXCESS OF ASSETS – (20.2)%			(20,072,979)

NET ASSETS – 100.0%			$ 99,443,455

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $12,769,064 which represents approximately 12.8% of the Fund’s net assets as of March 31, 2022.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2022.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Step coupon.

(f)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(g)	Guaranteed by the United States Government. Total market value of $316,294, which represents 0.3% of net assets as of March 31, 2022.

(h)	Represents an affiliated issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GMTN	— Global Medium Term Note
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
Mo.	— Month
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Bank of America	USD	1,060,467	EUR	927,476	5/5/2022	$33,492
BNP Paribas Securities	USD	179,425	SEK	1,623,002	4/8/2022	6,797
HSBC Bank PLC London	USD	74,957	JPY	8,619,413	4/22/2022	4,130
Morgan Stanley Co., Inc.	CAD	258,925	USD	204,248	4/26/2022	2,844
Morgan Stanley Co., Inc.	USD	555,796	GBP	408,088	4/5/2022	19,714

TOTAL						$66,977

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Bank of America	EUR	677,851	USD	775,048	5/5/2022	$(24,478)
Barclays Bank PLC	USD	95,133	EUR	87,135	6/15/2022	(1,533)
BNP Paribas Securities	GBP	60,179	USD	79,342	4/5/2022	(287)
BNP Paribas Securities	SEK	1,653,000	USD	182,742	4/8/2022	(6,923)
BNP Paribas Securities	USD	29,913	EUR	27,141	5/5/2022	(140)
Deutsche Bank Securities	GBP	365,313	USD	497,255	4/5/2022	(17,364)
HSBC Bank PLC London	JPY	11,613,101	USD	100,991	4/22/2022	(5,564)
JPMorgan Bank	USD	16,183	CHF	15,062	4/25/2022	(129)
Morgan Stanley Co., Inc.	USD	89,919	AUD	120,366	4/21/2022	(169)
Morgan Stanley Co., Inc.	USD	232,209	CAD	294,371	4/26/2022	(3,233)

TOTAL						$(59,820)

FORWARD SALES CONTRACTS — At March 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Federal National Mortgage Association	3.000%	TBA - 30yr	04/15/51	$(1,000,000)	$(978,360)
Federal National Mortgage Association	3.500	TBA - 30yr	03/15/52	(1,000,000)	(1,002,070)
Government National Mortgage Association	2.000	TBA - 30yr	03/15/51	(4,000,000)	(3,807,216)
Government National Mortgage Association	2.000	TBA - 30yr	04/15/51	(4,000,000)	(3,803,315)

Total (Proceed Receivable $(9,759,629))					$(9,590,961)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Note	34	06/21/22	$4,212,788	$(39,288)
U.S. Treasury 10 Year Ultra Note	4	06/21/22	551,730	(9,792)
U.S. Treasury 2 Year Note	16	06/30/22	3,416,259	(27,759)
U.S. Treasury 5 Year Note	8	06/30/22	915,014	1,361
U.S. Treasury Long Bond	2	06/21/22	298,619	1,693
U.S. Treasury Ultra Bond	4	06/21/22	727,587	(19,087)
Short position contracts:
Euro Bund Future	(1)	06/08/22	(178,644)	3,126

Total Futures Contracts				$(89,746)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Prudential Financial, Inc.	1.000%	1.574%	Bank of America NA	06/20/2024	$75	$1,180	$—	$1,180
Republic of Indonesia	1.000%	1.507%	Bank of America NA	06/20/2024	30	452	—	452
State of Qatar	1.000%	1.676%	Bank of America NA	06/20/2024	20	335	—	335
State of Qatar	1.000%	1.931%	Bank of America NA	12/20/2024	10	193	—	193
General Electric Co.	1.000%	1.052%	Bank of America NA	06/20/2026	175	1,842	—	1,842
Nordstrom, Inc.	1.000%	1.021%	Bank of America NA	06/20/2024	225	(2,297)	(484)	(1,813)
Republic of Chile	1.000%	1.662%	Bank of America NA	12/20/2026	20	332	134	198
	1.000%	2.264%		12/20/2024	100	(2,264)	(1,928)	(336)
	1.000%	0.016%		06/20/2027	20	(3)	(202)	199
	1.000%	0.782%		06/20/2027	360	2,816	716	2,100
Markit CDX North America Investment Grade Index	1.000%	1.385%	Bank of America NA	06/20/2025	4,500	62,337	14,406	47,931
Markit CMBX North American	3.000%	7.995%	Bank of America NA	11/18/2054	200	(15,989)	(54,428)	38,439
Markit CDX North America Investment Grade Index	1.000%	1.795%	Bank of America NA	12/20/2025	575	10,324	—	10,324
Markit CMBX North American	3.000%	12.997%	Morgan Stanely Co., Inc.	10/17/2057	100	(12,997)	(26,417)	13,420
Markit CDX North America Investment Grade Index	1.000%	1.775%	Bank of America NA	06/20/2026	7,025	124,724	81,793	42,931
Markit CMBX North American	3.000%	12.997%	Morgan Stanely Co., Inc.	10/17/2057	100	(12,997)	(14,795)	1,798

TOTAL						$157,988	$(1,205)	$159,193

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
ICE CDX Investment Grade Index	1.000%	1.708%	Bank of America NA	12/20/2026	$13,100	$223,730	$233,807	$(10,077)

TOTAL						$223,730	$233,807	$(10,077)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.250 (b)	6 Month NIBOR	12/15/2022	NZD	600	$(3,405)	$(662)	$(2,743)
2.480 (c)	3 Month BBR	03/14/2024	AUD	840	(3,988)	—	(3,988)
1 Day SOFR (d)	2.500	03/14/2024	USD	610	2,105	1,204	901
(0.500) (d)	1 Day ESTRON	03/16/2024	EUR	20	(432)	(341)	(91)
1 Day ESTRON (d)	0.250	03/16/2024	EUR	1,460	8,994	8,223	771
0.250 (d)	1 Day SONIO	03/16/2024	GBP	480	(20,966)	(21,039)	73
1.750 (d)	3 Month STIBOR	03/16/2024	NOK	1,680	(2,873)	28	(2,901)
0.500 (d)	3 Month STIBOR	03/16/2024	SEK	14,900	(25,125)	(22,567)	(2,558)
1 Day SOFR (d)	0.000	03/16/2024	USD	660	25,371	5,383	19,988
2.500 (b)	3 Month BA	03/22/2024	CAD	1,530	(4,922)	(1,333)	(3,589)
1 Day SOFR (d)	2.000	03/24/2024	USD	930	4,418	2,539	1,879
2.070 (b)	3 Month BA	12/18/2025	CAD	440	(6,038)	(1,699)	(4,339)
1 Day SOFR (d)	1.730	02/08/2026	USD	4,220	54,313	17,442	36,871
1.250% (b)	3 Month BBR	03/16/2027	AUD	1,900	(111,659)	(35,704)	(75,955)
1.750 (b)	3 Month BA	03/16/2027	CAD	180	(6,994)	(2,823)	(4,171)
1 Day SONIO (d)	0.000	03/16/2027	GBP	130	11,145	3,340	7,805
6 Month STIBOR (d)	2.000	03/16/2027	NOK	730	3,244	530	2,714
0.750 (d)	3 Month STIBOR	03/16/2027	SEK	4,870	(25,752)	(3,869)	(21,883)
1 Day SOFR (d)	1.000	03/16/2027	USD	1,560	90,722	63,834	26,888
3 Month BA (b)	1.960	12/18/2028	CAD	350	11,515	3,762	7,753
2.000 (b)	3 Month BBR	03/16/2032	AUD	240	(16,815)	175	(16,990)
2.000 (b)	3 Month BA	03/16/2032	CAD	1,030	(62,838)	(42,996)	(19,842)
0.000 (d)	1 Day SOFR	03/16/2032	CHF	960	(62,376)	(33,843)	(28,533)
0.250 (d)	1 Day ESTRON	03/16/2032	EUR	590	(57,619)	(44,288)	(13,331)
1 Day SONIO (d)	0.000	03/16/2032	GBP	840	91,159	10,584	80,575
0.000 (d)	12 Month BOJDTR	03/16/2032	JPY	14,650	(3,110)	(2,870)	(240)
2.000 (d)	3 Month STIBOR	03/16/2032	NOK	6,980	(51,069)	(6,755)	(44,314)
BBALIBOR (b)	2.750	03/16/2032	NZD	270	9,862	(2,148)	12,010
3 Month STIBOR (d)	1.000	03/16/2032	SEK	7,000	59,906	45,898	14,008
1 Day SOFR (d)	1.500	03/16/2032	USD	1,060	58,601	23,131	35,470
2.100 (b)	3 Month BA	12/18/2033	CAD	110	(6,429)	482	(6,911)
2.250 (b)	3 Month BA	12/15/2051	CAD	80	(8,027)	(3,279)	(4,748)
1 Day SOFR (d)	1.750	03/16/2052	USD	50	2,593	(4,743)	7,336

TOTAL					$(46,489)	$(44,404)	$(2,085)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2022.
(b)	Payments made semi-annually.
(c)	Payments made quarterly.
(d)	Payments made annually.

Investment Abbreviations:
BA	—BankerAcceptance Rate
BBR	—BankBill Reference Rate
BBALIBOR	— British Bankers Association London Interbank Offered Rate
ESTRON	—EuroShort-Rerm Rate
BOJDTR	— Bank Of Japan Unsecured Overnight Call Rate
NIBOR	—NorwegianInterbank Offered Rate
SOFR	—SecuredOvernight Financing Rate
SONIO	—SterlingOvernight Index Average
STIBOR	—StockholmInterbank Offered Rate

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At March 31, 2022, the Portfolio had the following purchased & written option contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts
Puts
6M IRS	JPMorgan Bank	$0.30	09/09/2022	1,370,000	$1,370,000	$140	$2,662	$(2,522)
6M IRS	JPMorgan Bank	0.29	09/09/2022	1,060,000	1,060,000	104	2,022	(1,917)
6M IRS	Morgan Stanley Co., Inc.	0.54	11/17/2022	2,600,000	2,600,000	731	6,113	(5,382)

Total Purchased Option Contracts				5,030,000		975	$10,797	$(9,821)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts
Puts
6M IRS	JPMorgan Bank	$0.40	09/09/2022	(140,000)	$(140,000)	$(183)	$(2,636)	$2,453
6M IRS	JPMorgan Bank	0.36	09/09/2022	(110,000)	(110,000)	(128)	(2,033)	1,905
6M IRS	Morgan Stanley Co., Inc.	0.60	11/17/2022	(270,000)	(270,000)	(1,212)	(6,144)	4,932

Total Written Option Contracts				(520,000)		(1,523)	$(10,813)	$9,290

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – 25.2%
AIG CLO LLC, Series 2021-1A, Class A(a)(b)
(3 Mo. LIBOR + 1.100%)
$600,000	1.359%	04/22/34	$ 592,228
Anchorage Capital CLO Ltd., Series 2014-4RA, Class A(a)(b)
(3 Mo. LIBOR + 1.050%)
350,000	1.328	01/28/31	347,825
Anchorage Capital CLO Ltd., Series 2021-18A, Class A1(a)(b)
(3 Mo. LIBOR + 1.150%)
750,000	1.391	04/15/34	748,152
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A(a)(b)
(SOFR + 1.450%)
200,000	1.500	01/15/37	198,953
Assurant CLO I Ltd., Series 2017-1A, Class AR(a)(b)
(3 Mo. LIBOR + 1.180%)
300,000	1.434	10/20/34	296,870
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a)
(3 Mo. LIBOR + 0.800%)
279,172	1.298	02/25/30	278,729
BSPDF Issuer Ltd., Series 2021-FL1, Class A(a)(b)
(1 Mo. LIBOR + 1.200%)
250,000	1.597	10/15/36	247,698
Carlyle US CLO Ltd., Series 2017-2A, Class A1R(a)(b)
(3 Mo. LIBOR + 1.050%)
1,000,000	1.304	07/20/31	994,947
CBAM Ltd., Series 2018-5A, Class A(a)(b)
(3 Mo. LIBOR + 1.020%)
1,100,000	1.261	04/17/31	1,090,503
CFIP CLO Ltd., Series 2021-1A, Class A(a)(b)
(3 Mo. LIBOR + 1.220%)
750,000	1.334	01/20/35	740,443
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5(a)
(1 Mo. LIBOR + 0.620%)
1,400,000	1.067	04/22/26	1,405,958
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7(a)
(1 Mo. LIBOR + 0.370%)
500,000	0.821	08/08/24	500,389
Dryden 64 CLO Ltd., Series 2018-64A, Class A(a)(b)
(3 Mo. LIBOR + 0.970%)
600,000	1.211	04/18/31	595,127
Edsouth Indenture No. 5 LLC, Series 2014-1, Class A(a)(b)
(1 Mo. LIBOR + 0.700%)
96,058	1.157	02/25/39	95,133
Educational Funding of the South, Inc., Series 2011-1, Class A2(a)
(3 Mo. LIBOR + 0.650%)
180,049	0.908	04/25/35	179,569

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Ford Credit Auto Owner Trust, Series 2018-2, Class A(b)
$350,000	3.470%	01/15/30	$ 353,653
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class A2(a)
(1 Mo. LIBOR + 0.500%)
750,000	0.897	09/15/25	749,958
Halsey Point CLO I Ltd., Series 2019-1A, Class A2A(a)(b)
(3 Mo. LIBOR + 1.350%)
250,000	1.604	01/20/33	248,252
Higher Education Funding I, Series 2014-1, Class A(a)(b)
(3 Mo. LIBOR + 1.050%)
479,328	1.548	05/25/34	480,225
Illinois Student Assistance Commission, Series 2010-1, Class A3(a)
(3 Mo. LIBOR + 0.900%)
113,881	1.158	07/25/45	113,661
Jamestown CLO XV Ltd., Series 2020-15A, Class A(a)(b)
(3 Mo. LIBOR + 1.340%)
300,000	1.581	04/15/33	298,122
LCM XV LP, Series 2021-15A, Class AR2(a)(b)
(3 Mo. LIBOR + 1.000%)
1,000,000	1.254	07/20/30	994,155
LCM XX LP, Series 2018-20A, Class AR(a)(b)
(3 Mo. LIBOR + 1.040%)
301,862	1.294	10/20/27	300,982
Madison Park Funding XXX Ltd., Series 2018-30A, Class A(a)(b)
(3 Mo. LIBOR + 0.750%)
1,090,877	0.991	04/15/29	1,085,678
Marble Point CLO XXI Ltd., Series 2021-3A, Class A1(a)(b)
(3 Mo. LIBOR + 1.240%)
800,000	1.481	10/17/34	796,141
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2(a)
(1 Mo. LIBOR + 1.000%)
144,713	1.449	05/20/30	144,711
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class AR(a)(b)
(3 Mo. LIBOR + 1.040%)
300,000	1.294	04/20/31	297,729
Octagon 54 Ltd., Series 2021-1A, Class A1(a)(b)
(3 Mo. LIBOR + 1.120%)
300,000	1.361	07/15/34	296,700
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR(a)(b)
(3 Mo. LIBOR + 1.140%)
750,000	1.394	07/02/35	745,133
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class A3(a)
(3 Mo. LIBOR + 0.140%)
268,785	0.398	10/25/35	264,716

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Pikes Peak CLO 2, Series 2018-2A, Class AR(a)(b)
(3 Mo. LIBOR + 1.190%)
$800,000	1.404%	10/18/34	$ 792,094
SLC Student Loan Trust, Series 2005-5, Class A4(a)
(3 Mo. LIBOR + 0.140%)
353,383	0.398	10/25/28	351,621
SLM Student Loan Trust, Series 2008-5, Class A4(a)
(3 Mo. LIBOR + 1.700%)
43,410	1.958	07/25/23	43,437
SOUND POINT CLO XXII Ltd., Series 2019-1A, Class AR(a)(b)
(3 Mo. LIBOR + 1.080%)
500,000	1.334	01/20/32	497,405
Trimaran Cavu Ltd., Series 2021-1A, Class A(a)(b)
(3 Mo. LIBOR + 1.210%)
500,000	1.469	04/23/32	496,646
Trysail CLO Ltd., Series 2021-1A, Class A1(a)(b)
(3 Mo. LIBOR + 1.320%)
400,000	1.574	07/20/32	398,294
Wellfleet CLO X LTD, Series 2019-XA, Class A1R(a)(b)
(3 Mo. LIBOR + 1.170%)
900,000	1.424	07/20/32	889,994

TOTAL ASSET- BACKED SECURITIES (Cost $19,061,452)			$18,951,831

Collateralized Mortgage Obligations(a) – 13.1%
FHLMC REMIC, Series 2007-3371, Class FA(a)
(1 Mo. LIBOR + 0.600%)
$210,417	0.997%	09/15/37	$ 213,373
FHLMC REMIC, Series 2012-4068, Class UF(a)
(1 Mo. LIBOR + 0.500%)
978,342	0.897	06/15/42	983,571
FHLMC REMIC, Series 2019-4942, Class FA(a)
(1 Mo. LIBOR + 0.500%)
1,267,516	0.957	01/25/50	1,271,991
FHLMC REMIC, Series 3049, Class FP(a)
(1 Mo. LIBOR + 0.350%)
104,931	0.747	10/15/35	105,303
FHLMC REMIC, Series 3208, Class FB(a)
(1 Mo. LIBOR + 0.400%)
54,043	0.797	08/15/36	54,451
FHLMC REMIC, Series 3208, Class FD(a)
(1 Mo. LIBOR + 0.400%)
80,524	0.797	08/15/36	81,133

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations(a) – (continued)
FHLMC REMIC, Series 3208, Class FG(a)
(1 Mo. LIBOR + 0.400%)
$324,257	0.797%	08/15/36	$ 326,707
FHLMC REMIC, Series 3307, Class FT(a)
(1 Mo. LIBOR + 0.240%)
506,160	0.637	07/15/34	506,837
FHLMC REMIC, Series 3311, Class KF(a)
(1 Mo. LIBOR + 0.340%)
950,332	0.737	05/15/37	953,011
FHLMC REMIC, Series 4320, Class FD(a)
(1 Mo. LIBOR + 0.400%)
171,979	0.797	07/15/39	173,233
FHLMC REMIC, Series 4477, Class FG(a)
(1 Mo. LIBOR + 0.300%)
4,807	0.531	10/15/40	4,799
FHLMC REMIC, Series 4508, Class CF(a)
(1 Mo. LIBOR + 0.400%)
166,005	0.797	09/15/45	166,777
FHLMC REMIC, Series 4631, Class GF(a)
(1 Mo. LIBOR + 0.500%)
848,229	0.897	11/15/46	852,216
FNMA REMIC, Series 2006-82, Class F(a)
(1 Mo. LIBOR + 0.570%)
48,459	1.027	09/25/36	48,906
FNMA REMIC, Series 2006-96, Class FA(a)
(1 Mo. LIBOR + 0.300%)
281,621	0.757	10/25/36	282,068
FNMA REMIC, Series 2007-33, Class HF(a)
(1 Mo. LIBOR + 0.350%)
44,027	0.807	04/25/37	44,129
FNMA REMIC, Series 2007-36, Class F(a)
(1 Mo. LIBOR + 0.230%)
74,640	0.687	04/25/37	74,570
FNMA REMIC, Series 2007-85, Class FC(a)
(1 Mo. LIBOR + 0.540%)
238,595	0.997	09/25/37	240,984
FNMA REMIC, Series 2008-8, Class FB(a)
(1 Mo. LIBOR + 0.820%)
161,949	1.277	02/25/38	164,635
FNMA REMIC, Series 2011-63, Class FG(a)
(1 Mo. LIBOR + 0.450%)
189,097	0.907	07/25/41	190,896
FNMA REMIC, Series 2012-35, Class QF(a)
(1 Mo. LIBOR + 0.400%)
621,563	0.857	04/25/42	624,726

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations(a) – (continued)
FNMA REMIC, Series 2016-1, Class FT(a)
(1 Mo. LIBOR + 0.350%)
$389,770	0.807%	02/25/46	$ 392,222
FNMA REMIC, Series 2017-96, Class FC(a)
(1 Mo. LIBOR + 0.400%)
601,684	0.857	12/25/57	604,371
FNMA REMIC, Series 2018-60, Class FK(a)
(1 Mo. LIBOR + 0.300%)
1,361,693	0.757	08/25/48	1,357,697
Freddie Mac Multifamily ML Certificates, Series 2017-ML01, Class A(a)(b)
(1 Mo. LIBOR + 0.500%)
92,720	0.945	01/25/33	92,888

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,796,879)			$ 9,811,494

Commercial Mortgage-Backed Securities(a) – 3.2%
BX Commercial Mortgage Trust, Series 2021-21M, Class A(a)(b)
(1 Mo. LIBOR + 0.730%)
$200,000	1.127%	10/15/36	$ 195,136
BX Commercial Mortgage Trust, Series 2021-CIP, Class A(a)(b)
(1 Mo. LIBOR + 0.921%)
150,000	1.318	12/15/38	147,562
BX Trust, Series 2021-ARIA, Class A(a)(b)
(1 Mo. LIBOR + 0.899%)
350,000	1.296	10/15/36	343,294
BX Trust, Series 2021-BXMF, Class A(a)(b)
(1 Mo. LIBOR + 0.636%)
200,000	1.033	10/15/26	194,006
BXHPP Trust, Series 2021-FILM, Class A(a)(b)
(1 Mo. LIBOR + 0.650%)
400,000	1.047	08/15/36	388,878
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A(a)(b)
(1 Mo. LIBOR + 0.701%)
200,000	1.098	11/15/38	195,726
EQUS Mortgage Trust, Series 2021-EQAZ, Class A(a)(b)
(1 Mo. LIBOR + 0.755%)
150,000	1.152	10/15/38	146,773
Freddie Mac Multifamily Structured Pass Through Certificates, Series KF32, Class A(a)
(1 Mo. LIBOR + 0.370%)
104,399	0.611	05/25/24	104,453
Freddie Mac Multifamily Structured Pass Through Certificates, Series KF58, Class A(a)
(1 Mo. LIBOR + 0.500%)
253,287	0.741	01/25/26	253,947

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities(a) – (continued)
Freddie Mac Multifamily Structured Pass Through Certificates, Series KF60, Class A(a)
(1 Mo. LIBOR + 0.490%)
$202,680	0.731%	02/25/26	$ 202,926
Great Wolf Trust, Series 2019-WOLF, Class A(a)(b)
(1 Mo. LIBOR + 1.034%)
200,000	1.431	12/15/36	197,430

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $2,407,237)			$ 2,370,131

Supranational – 2.0%
European Investment Bank(a)(b) (SOFR + 0.290%)
$1,530,000	0.550%	06/10/22	$ 1,530,561
(Cost 1,530,000)

Mortgage-Backed Securities(a) – 0.6%
GNMA, Series 2005-48, Class AF(a)
(1 Mo. LIBOR + 0.200%)
$256,175	0.649%	06/20/35	$ 255,507
GNMA, Series 2012-98, Class FA(a)
(1 Mo. LIBOR + 0.400%)
224,077	0.849	08/20/42	224,507

TOTAL MORTGAGE-BACKED SECURITIES (Cost $479,732)			$ 480,014

U.S. Treasury Obligations – 40.4%
U.S. Treasury Bonds
$220,000	3.750%	11/15/43	$ 260,012
170,000	3.375	05/15/44	190,719
U.S. Treasury Floating Rate Notes
(3 Mo. U.S. T-Bill MMY + .055%)
9,800,000	0.726	10/31/22	9,808,771
U.S. Treasury Floating Rate Notes
(3 Mo. U.S. T-Bill MMY + .049%)
8,800,000	0.720	01/31/23	8,809,683
U.S. Treasury Floating Rate Notes
(3 Mo. U.S. T-Bill MMY + 0.034%)
810,000	0.705	04/30/23	810,989
U.S. Treasury Floating Rate Notes
(3 Mo. U.S. T-Bill MMY + .029%)
3,900,000	0.700	07/31/23	3,905,468

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Floating Rate Notes
(3 Mo. U.S. T-Bill MMY + 0.035%)
$1,625,000	0.706%	10/31/23	$ 1,627,495
U.S. Treasury Floating Rate Notes
(3 Mo. U.S. T-Bill MMY - 0.015%)
1,617,000	0.656	01/31/24	1,618,095
U.S. Treasury Inflation Indexed Bond
916,935	0.125	07/15/22	941,462
U.S. Treasury Notes
20,000	2.750	04/30/23	20,203
920,000	2.875	10/31/23	929,739
1,020,000	1.125	02/28/25	980,555
140,000	2.875	05/31/25	141,422
10,000	3.000	09/30/25	10,153
250,000	2.125	05/31/26	246,094
20,000	1.375	08/31/26	19,064

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,339,423)			$30,319,924

Shares	Dividend Rate		Value

Investment Company – 14.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,745,929	0.253%		$10,745,929
(Cost $10,745,929)

TOTAL INVESTMENTS – 98.8% (Cost $74,360,652)			$74,209,884

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			923,376

NET ASSETS – 100.0%			$75,133,260

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
Mo.	— Month
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Note	7	06/21/22	$884,604	$(25,354)
U.S. Treasury 10 Year Ultra Note	2	06/21/22	282,329	(11,360)

Total				$(36,714)

Short position contracts:
U.S. Treasury 2 Year Note	(1)	06/30/22	(214,519)	2,738
U.S. Treasury 5 Year Note	(27)	06/30/22	(3,173,530)	80,764
U.S. Treasury Long Bond	(6)	06/21/22	(927,690)	26,752
U.S. Treasury Ultra Bond	(1)	06/21/22	(183,455)	6,330

Total				$116,584

Total Futures Contracts				$79,870

SWAP CONTRACTS — At March 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)(b)	Value	Upfront Premium Paid	Unrealized Appreciation

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD 2,180	$4,445	$—	$4,445

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2022.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ and underlying funds (“Underlying Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

iv. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2022:

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$31,465,082	$—
U.S. Treasury Obligations	29,439,626	—	—
Corporate Obligations	—	26,039,824	—
Commercial Papers	—	10,491,233	—
Foreign Corporate Debt	—	6,863,755	—
Asset- Backed Securities	—	4,250,237	—
U.S. Government Agency Securities	—	1,933,374	—
Foreign Government Securities	—	1,629,647	—
Commercial Mortgage-Backed Securities	—	1,137,465	—
Municipal Bonds	—	1,023,572	—
Collateralized Mortgage Obligations	—	571,000	—
Investment Company	2,341,322	—	—
Certificate of Deposit	—	2,330,297	—

Total	$31,780,948	$87,735,486	$—

Derivative Type

Assets
Credit Default Swap Contracts(a)	$—	$159,193	$—
Forward Foreign Currency Contracts(a)	—	66,977	—
Futures Contracts(a)	6,180	—	—
Interest Rate Swap Contracts(a)	—	255,042	—
Purchased Options Contracts	—	975	—
Total	$6,180	$482,187	$—

Derivative Type

Liabilities
Credit Default Swap Contracts(a)	$—	$(10,077)	$—
Forward Foreign Currency Contracts(a)	—	(59,820)	—
Futures Contracts(a)	(95,926)	—	—
Interest Rate Swap Contracts(a)	—	(257,127)	—
Written Options Contracts	—	(1,523)	—

Total	$(95,926)	$(328,547)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$30,319,924	$—	$—
Asset- Backed Securities	—	18,951,831	—
Collateralized Mortgage Obligations	—	9,811,494	—
Commercial Mortgage-Backed Securities	—	2,370,131	—
Supranational	—	1,530,561	—
Mortgage-Backed Securities	—	480,014	—
Investment Company	10,745,929	—	—

Total	$41,065,853	$33,144,031	$—

Derivative Type

Assets(a)
Futures Contracts	$116,584	$—	$—
Interest Rate Swap Contracts	—	4,445	—
Total	$116,584	$4,445	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(36,714)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.